Award Timing Disclosure	12 Months Ended
Dec. 31, 2023
Award Timing Disclosures [Line Items]
Award Timing, How MNPI Considered
(4)
Reflects the cumulative TSR of the Company and the RMZ for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.